UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

        Report for the Calendar Year or Quarter Ended: June 30, 2012


If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


                         Dane, Falb, Stone & Co., Inc.
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Name of Institutional Investment Manager

         50 Congress Street Suite 642        Boston           MA          02109
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Business Address    (Street)                 (City)        (State)        (Zip)


13F File Number: 28-02423
                ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report:

Edward N. Dane                    Principal                         617-742-0666
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


Signature, Place and Date of Signing:

/s/ Edward N. Dane
------------------------------
Boston, Massachusetts
08/17/2012



Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:


Number of Other Included Managers: None
                                  ------


Form 13F Information Table Entry Total:         44
                                       ------------------------


Form 13F Information Table Value Total:     $20,082,858
                                       ------------------------




OTHER MANAGERS ON WHOSE BEHALF THIS REPORT IS FILED:  None
                                                    ---------

MANAGERS REPORTING ON BEHALF OF REPORTING MANAGER:   None
                                                  ----------

                         DANE, FALB, STONE & Co., Inc.

                                    FORM 13F

                                INFORMATION TABLE

                                 June 30, 2012


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ITEM 1                           ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7       ITEM 8
                                                              FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                                 TITLE                      MARKET   SHARES OF                  SHARED
NAME OF ISSUER                    OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  NONE
                                 CLASS           NUMBER     (x$1000)    AMOUNT   (A)     (B)      (C)    GERS   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
Aberdeen Asia Pac IncCom Fd       Com              003009107   496    64940      64940     0       0       64940         0         0
AllianceBernstein Income Fd       Com              01879R106   247    16500      16500     0       0       16500         0         0
Aurico Gold Inc                   Com              05155C105   204    25500      25500     0       0       25500         0         0
Barrick Gold Cp                   Com              067901108   650    17289      17289     0       0       17289         0         0
Berkshire Hathaway Inc            Cl A             084670108   250        2          2     0       0           2         0         0
BHP Ltd                           Sponsored ADR    088606108   559     8562       8562     0       0        8562         0         0
Blackrock Corporate High Yld FD V Com              09255N102   326    25610      25610     0       0       25610         0         0
Blackrock Senior High Income Ptf  Com              09255T109   208    50753      50753     0       0       50753         0         0
Bristol Myers Squibb              Com              110122108   452    12580      12580     0       0       12580         0         0
Brookfield Asset Mgt              CL A LTD VT SH   112585104   626    18900      18900     0       0       18900         0         0
Calamos Conv. & High Inc Fd       Com Shs          12811P198   515    40949      40949     0       0       40949         0         0
Cigna Corp                        Com              125509109   220     4990       4990     0       0        4990         0         0
Cisco Systems                     Com              17275R102   702    40900      40900     0       0       40900         0         0
DWS Global High Inc               Com              23338W104   209    25300      25300     0       0       25300         0         0
Eaton Vance MA Mu Ic              Sh Ben Int       27826E104   153    10114      10114     0       0       10114         0         0
EDAP TMS S A                      Sponsored ADR    268311107   308   159000     159000     0       0      159000         0         0
Enerplus Resources Fund           Com              292766102   631    49010      49010     0       0       49010         0         0
Ericsson LM TelCo.                ADR Cl B Sek10   294821608   410    44920      44920     0       0       44920         0         0
Exxon Mobil Corp                  Com              30231G102   462     5400       5400     0       0        5400         0         0
Ford Motor Co                     Com              345370860   104    10832      10832     0       0       10832         0         0
GAMCO Global Gold                 Com Shs Ben Int  36465A109   757    56416      56416     0       0       56416         0         0
International Business Machine    Com              459200101   215     1100       1100     0       0        1100         0         0
MA Health & Educ TE               Sh Ben Int       575672100   150    10000      10000     0       0       10000         0         0
Market Vectors ETR Tr Gold        Gold Miner ETR   57060U100   922    20600      20600     0       0       20600         0         0
MS/DW Incm                        Com              61745P874   461    25300      25300     0       0       25300         0         0
Network Engines, Inc.             Com              64121A107   598   424089     424089     0       0      424089         0         0
Newmont Mining                    Com              651639106   800    16488      16488     0       0       16488         0         0
Nordic American Tanker Shipp      Com              G65773106   471    34700      34700     0       0       34700         0         0
Occidental Petro Crp              Com              674599105   566     6600       6600     0       0        6600         0         0
Pimco Income Strategy Fund        Com              72201H108   463    38800      38800     0       0       38800         0         0
Pimco Mun Income Fd III           Com              72201A103   138    11019      11019     0       0       11019         0         0
Pioneer High income Trust         Com              72369H106   653    38186      38186     0       0       38186         0         0
ProShares                         PSHS Ultsh 20yrs 74347R297   493    31100      31100     0       0       31100         0         0
ProShares                         Ult Shr S&P 500  74347X864   536    11360      11360     0       0       11360         0         0
Putnam Mgmt Muni Tr               Com              746823103    99    12467      12467     0       0       12467         0         0
RF Microdevices Inc.              Com              749941100    25     5800       5800     0       0        5800         0         0
SPDR Gold Trust                   Gold Shr         78463V107  1045     6735       6735     0       0        6735         0         0
Tellabs, Inc.                     Com              879664100    38    11300      11300     0       0       11300         0         0
Thermo Fisher Scientific          Com              883556102   836    16100      16100     0       0       16100         0         0
Triangle Pete Corp                Com              89600B201   524    93900      93900     0       0       93900         0         0
Verizon Comm                      Com              92343V104   266     5992       5992     0       0        5992         0         0
WisdomTree Trust                  Chinese Yuan ETF 97717W182   517    20500      20500     0       0       20500         0         0
Xcel Energy                       Com              98389B100   715    25150      25150     0       0       25150         0         0
Zaza Energy Corp                  Com              98919T100  1268   281800     281800     0       0      281800         0         0

